CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Issued and outstanding capital stock
Equity at beginning of period	$ 2,027.8	$ 2,524.3
Reduction of paid-up capital	(996.1)
Repurchase of shares		(1,540.0)
Equity at end of period	1,420.4	1,406.4
Aggregate purchase price of shares repurchased		1,540.0
Reduction of paid-up capital for a cash consideration	996.1
Reduction of paid-up capital for a non-cash consideration	733.0
Capital stock
Issued and outstanding capital stock
Equity at beginning of period	$ 3,019.7	3,630.8
Balance at beginning of the year (in shares)	79,377,062
Reduction of paid-up capital	$ (1,729.1)
Repurchase of shares		(611.1)
Equity at end of period	$ 1,290.6	$ 3,019.7
Balance at end of the year (in shares)	79,377,062
Capital stock | CDP Capital
Issued and outstanding capital stock
Repurchase of shares (in shares)		(16,064,215)
Aggregate purchase price of shares repurchased		$ 1,540.0
Deficit
Issued and outstanding capital stock
Equity at beginning of period	$ (1,026.0)	(1,133.3)
Repurchase of shares		(928.9)
Equity at end of period	$ (575.0)	(1,621.9)
Deficit | CDP Capital
Issued and outstanding capital stock
Repurchase of shares		$ (928.9)